Financial Liabilities - Reconciliation of Total Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	€ 199,179
Cash flows, proceeds	247,512
Cash flows, repayments	(68,999)
Non-cash changes, exchange rate	(98)
Non-cash changes, amortized cost	51
Non-cash changes, accrued interests	1,644
Total borrowings at end of year	379,287
Bank Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	134,587
Cash flows, proceeds	160,000
Cash flows, repayments	(50,680)
Non-cash changes, amortized cost	(11)
Non-cash changes, accrued interests	1,553
Total borrowings at end of year	245,448
Bank Overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	13,245
Cash flows, proceeds	87,512
Cash flows, repayments	(16,719)
Non-cash changes, exchange rate	(33)
Non-cash changes, accrued interests	91
Total borrowings at end of year	84,096
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	49,681
Non-cash changes, amortized cost	62
Total borrowings at end of year	49,743
Financial Liabilities Due to Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	871
Cash flows, repayments	(806)
Non-cash changes, exchange rate	(65)
Financial Liabilities Due to Other Lenders
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total borrowings at beginning of year	795
Cash flows, repayments	(794)
Non-cash changes, exchange rate	€ (1)